Cash Generated from Operations - Summary of Significant Transactions not Affecting Cash Flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Reclassification of the current portion of borrowings	₩ 1,731,998	₩ 1,004,818	₩ 1,303,543
Reclassification of construction-in-progress to property and equipment	3,123,611	3,167,965	2,916,888
Reclassification of accounts payable from property and equipment	(293,448)	(7,055)	(149,512)
Reclassification of accounts payable from intangible assets	(276,491)	(197,389)	524,040
Reclassification of payable from defined benefit liabilities	26,246	(32,417)	69,415
Reclassification of payable from plan assets	₩ (24,821)	28,532	₩ (60,320)
Disposal of treasury stock related to acquisition of financial assets		747,161
Acquisition of financial assets related to disposal of a subsidiary		₩ 250,000